Ordinary shares, preference shares and other equity - Called up share capital, allotted and fully paid and other equity instruments (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		£ 53,710	£ 50,615
Ending balance, equity		56,487	53,710
Total share capital
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		2,348	2,348
AT1 securities issuance		0	0
AT1 securities redemption			0
Ending balance, equity		2,348	2,348
Total share capital | Ordinary share capital
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		2,342	2,342
AT1 securities issuance		0	0
AT1 securities redemption			0
Ending balance, equity		2,342	2,342
Total share capital | Preference share capital
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		6	6
AT1 securities issuance		0	0
AT1 securities redemption			0
Ending balance, equity		6	6
Other equity instruments
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity	[1]	8,621	8,323
AT1 securities issuance		1,072	1,134
AT1 securities redemption			(836)
Ending balance, equity	[1]	£ 9,693	£ 8,621

[1]	For further details refer to Note 27.